Trade receivables - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade Receivables [Line Items]
Trade receivables past due	€ 2.0	€ 4.5
Receivables from contracts with customers	€ 35.2	41.6
Receivables from governmental institutions (B+Country)
Disclosure Of Trade Receivables [Line Items]
Trade receivables past due		€ 3.4